UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08509

Buffalo Small Cap Fund, Inc.
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS 66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2006

Date of reporting period: June 30, 2005

Item 1. Schedule of Investments.

Buffalo Small Cap Fund
Schedule of Investments
June 30, 2005 (Unaudited)

Shares or
Face Amount		Value
	COMMON STOCKS - 96.97%
	Consumer Discretionary - 30.92%
	Auto Components - 1.35%
1,389,764	Gentex Corp.	$25,293,705

	Hotels, Restaurants & Leisure - 6.28%
710,500	Alliance Gaming Corp. (a)	9,961,210
701,800	Ameristar Casinos, Inc.	18,309,962
544,200	Isle of Capri Casinos, Inc. (a)	14,258,040
996,750	Orient-Express Hotels Ltd. - Class A	31,567,073
1,184,660	Penn National Gaming, Inc. (a)	43,240,090
		117,336,375

	Household Durables - 3.27%
12,600	Ethan Allen Interiors Inc.	422,226
1,473,812	Rent-A-Center, Inc. (a)	34,325,081
819,900	WCI Communities Inc. (a)	26,261,397
		61,008,704

	Internet & Catalog Retail - 0.96%
502,300	Overstock.com, Inc. (a)	17,881,880

	Leisure Equipment & Products - 5.94%
378,600	Brunswick Corp.	16,400,952
111,000	Coachmen Industries, Inc.	1,390,830
1,268,800	Monaco Coach Corp.	21,810,672
592,000	Winnebago Industries, Inc.	19,388,000
1,538,250	WMS Industries, Inc. (a)	51,915,937
		110,906,391

	Multiline Retail - 2.02%
1,195,000	Tuesday Morning Corp.	37,666,400

	Specialty Retail - 9.67%
1,641,900	Borders Group, Inc.	41,556,489
560,750	Central Garden & Pet Co. (a)	27,544,040
1,601,475	Christopher & Banks Corp.	29,242,934
1,208,602	Gamestop Corp. - Class B (a)	36,137,200
1,329,790	J. Jill Group Inc. (a)(b)	18,284,612
879,100	Zale Corp. (a)	27,858,679
		180,623,954

	Textiles, Apparel & Luxury Goods - 1.43%
621,625	Oxford Industries, Inc.	26,760,956
	Total Consumer Discretionary	577,478,365

	Consumer Staples - 3.04%
	Food & Staples Retailing - 3.04%
1,419,600	Performance Food Group Co. (a)	42,886,116
457,400	United Natural Foods, Inc. (a)	13,891,238
	Total Consumer Staples	56,777,354

	Financials - 6.51%
	Capital Markets - 4.00%
431,050	A.G. Edwards, Inc.	19,461,907
317,850	Gabelli Asset Management Inc. - Class A	14,045,791
709,875	Raymond James Financial, Inc.	20,053,969
878,250	W.P. Stewart & Co. Ltd.	21,227,303
		74,788,970

	Commercial Banks - 1.89%
787,500	Boston Private Financial Holdings, Inc.	19,845,000
429,250	Wilmington Trust Corp.	15,457,293
		35,302,293

	Insurance - 0.62%
971,050	The Phoenix Companies, Inc.	11,555,495
	Total Financials	121,646,758

	Health Care - 22.75%
	Biotechnology - 1.80%
1,604,800	Amylin Pharmaceuticals, Inc. (a)	33,588,464

	Health Care Equipment & Supplies - 10.34%
2,894,000	Align Technology, Inc. (a)	21,328,780
1,430,360	American Medical Systems Holdings, Inc. (a)	29,536,934
1,102,550	Cambrex Corp.	21,003,577
299,875	Fisher Scientific International Inc. (a)	19,461,887
574,700	INAMED Corp. (a)	38,487,659
910,200	Mentor Corp.	37,755,096
207,400	Stericycle, Inc. (a)	10,436,368
399,275	Sybron Dental Specialties, Inc. (a)	15,020,726
		193,031,027

	Health Care Providers & Services - 7.20%
799,475	Charles River Laboratories International, Inc. (a)	38,574,669
767,625	Covance Inc. (a)	34,443,334
1,160,153	Pharmaceutical Product Development, Inc. (a)	54,364,770
295,646	VCA Antech, Inc. (a)	7,169,415
		134,552,188

	Pharmaceuticals - 3.41%
1,390,700	Axcan Pharma Inc. (a)	21,249,896
1,216,850	First Horizon Pharmaceutical Corp. (a)	23,168,824
1,842,000	QLT, Inc. (a)	19,193,640
		63,612,360
	Total Health Care	424,784,039

	Industrials - 11.07%
	Commercial Services & Supplies - 11.07%
530,300	Bright Horizons Family Solutions, Inc. (a)	21,593,816
2,151,225	Corinthian Colleges, Inc. (a)	27,471,143
1,742,400	DeVry, Inc. (a)	34,673,760
1,509,800	Educate, Inc. (a)	21,363,670
1,249,800	FirstService Corp. (a)	24,958,506
1,111,500	Heidrick & Struggles International, Inc. (a)(b)	28,987,920
521,700	ITT Educational Services, Inc. (a)	27,869,214
1,123,650	Navigant Consulting, Inc. (a)	19,843,659
	Total Industrials	206,761,688

	Information Technology - 22.68%
	Communications Equipment - 1.83%
1,379,550	Adtran, Inc.	34,199,045

	Electronic Equipment & Instruments - 2.60%
1,092,400	National Instruments Corp.	23,158,880
1,779,522	Plexus Corp. (a)	25,322,598
		48,481,478

	Semiconductor & Semiconductor Equipment - 13.30%
2,398,250	Adaptec, Inc. (a)	9,305,210
1,069,000	Cabot Microelectronics Corp. (a)	30,990,310
1,454,000	Cree, Inc. (a)	37,033,380
1,993,150	Fairchild Semiconductor International, Inc. (a)	29,398,962
414,100	FormFactor, Inc. (a)	10,940,522
609,700	Lam Research Corp. (a)	17,644,718
3,191,000	Micrel, Inc. (a)	36,760,320
1,748,368	MKS Instruments, Inc. (a)	29,529,936
852,200	SanDisk Corp. (a)	20,222,706
1,593,100	Semtech Corp. (a)	26,525,115
		248,351,179

	Software - 4.95%
1,755,700	FileNet Corp. (a)	44,138,298
539,500	Kronos Inc. (a)	21,790,405
1,381,500	Manhattan Associates, Inc. (a)	26,538,615
		92,467,318
	Total Information Technology	423,499,020

	TOTAL COMMON STOCKS (Cost $1,496,416,016)	1,810,947,224

	SHORT TERM INVESTMENTS - 3.20%
	Investment Company - 0.14%
2,558,949	SEI Daily Income Trust Treasury II Fund - Class B	2,558,949
	Total Investment Companies	2,558,949

	U.S. Treasury Obligations - 3.06%
	Public Finance, Taxation, And Monetary Policy - 3.06%
39,100,000	2.560%, 07/07/2005	39,083,532
18,000,000	2.635%, 07/14/2005	17,982,892
	Total U.S. Treasury Obligations	57,066,424

	TOTAL SHORT TERM INVESTMENTS (Cost $59,625,373)	59,625,373

	Total Investments (Cost $1,556,041,389) - 100.17%	1,870,572,597

	Liabilities in Excess of Other Assets - (0.17)%	(3,097,854)

	TOTAL NET ASSETS - 100.00%	$1,867,474,743

Percentages are stated as a percent of net assets.

(a) Non Income Producing
(b) Affiliated company; the Fund owns 5% or more of the outstanding voting securities of the issuer.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Other Affiliates *

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies held in the Buffalo Small Cap Fund as of June 30, 2005 amounted to $47,272,532 representing 2.53% of net assets. Transactions in the Buffalo Small Cap Fund during the quarter ended June 30, 2005 in which the issuer was an "affiliated person" are as follows:

	J. Jill	Heidrick & Struggles
	Group Inc.	International, Inc.	Total

March 31, 2005
Balance
Shares	1,329,790	-	1,329,790
Cost	$20,294,000	$-	$20,294,000

Gross Additions
Shares	-	95,600	95,600
Cost	$-	$2,433,707	$2,433,707

Gross Deductions
Shares	-	-	-
Cost	$-	$-	$-

June 30, 2005
Balance
Shares	1,329,790	1,111,500	2,441,290
Cost	$20,294,000	$35,632,678	$55,926,678

Realized gain (loss)	$-	$-	$-

Investment income	$-	$-	$-

*	As a result of the Buffalo Small Cap Fund's beneficial ownership of the common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer. The Fund disclaims that the "affiliated persons" are affiliates of the Distributor, Advisor, Funds or any other client of the Advisor.

Note: Schedule may not roll forward as schedule only reflects activity during time the Fund was deemed an affiliate (held more than 5% of stock's outstanding securities).

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Buffalo Small Cap Fund, Inc.

By (Signature and Title) /s/ Kent W. Gasaway, President
                 Kent W. Gasaway, President and Treasurer

Date 8/26/05

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Kent W. Gasaway, President
                 Kent W. Gasaway, President and Treasurer

Date 8/26/05

* Print the name and title of each signing officer under his or her signature.